Vessels, net	6 Months Ended
Jun. 30, 2024
Vessels, net.
Vessels, net

4. Vessels, net:

The amounts in the condensed consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2023	$1,175,834	$(378,471)	$797,363
Depreciation	—	(15,988)	(15,988)
Balance June 30, 2024	$1,175,834	$(394,459)	$781,375